Reduction In Force	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Reduction In Force

6. Reduction In Force

In the first quarter of 2015, the Company completed a reduction in force, which reduced the Company’s workforce by five employees, or approximately 28%. The Company recorded $1,156,000 in severance and other charges related to the reduction in force in the three months ended March 31, 2015.

13. Reductions In Force

On April 25, 2012, the Company announced a reduction in force as part of a plan to focus its resources on its more advanced programs. The restructuring was completed in the second quarter of 2012. The Company recorded $2,312,000 in severance and other charges related to the reduction in force in the year ended December 31, 2012. Upon the completion of the restructuring, the Company’s workforce was reduced by 65 employees, or approximately 46%.

On October 8, 2012, the Company announced a further reduction in force and the closing of its laboratory operations. Both of these actions were completed in the fourth quarter of 2012. The Company recorded $1,406,000 in severance and other charges related to the reduction in force in the year ended December 31, 2012. Upon the completion of the restructuring, the Company’s workforce was further reduced by 27 employees, or approximately 38%.

In the fourth quarter of 2014, the Company completed a reduction in force, which reduced the Company’s workforce by 7 employees, or approximately 26%. The Company recorded $318,000 in severance and other charges related to the reduction in force in the year ended December 31, 2014.